UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08573

Name of Fund:  BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

            MuniHoldings California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 105.3%
Corporate — 2.7%
California Pollution Control Financing Authority, Refunding RB, Waste Management, Inc., AMT:
Series A-1, 3.38%, 7/01/25	$5,000	$5,337,300
Series B-1, 3.00%, 11/01/25	9,000	9,415,440
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	2,435	2,708,962

		17,461,702
County/City/Special District/School District — 34.0%
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/21 (a)	9,120	11,044,229
Chabot-Las Positas Community College District, GO, Refunding, 4.00%, 8/01/35	5,000	5,486,300
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	3,500	3,883,600
County of Los Angeles Public Works Financing Authority, Refunding RB, Series D:
4.00%, 12/01/40	1,000	1,074,850
5.00%, 12/01/45	1,430	1,684,511
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/19 (a)	2,500	2,727,450
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	10,000	11,928,400
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,665	3,196,481
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/18 (a)	4,000	4,324,280

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Culver City Redevelopment Finance Authority California, Refunding, Tax Allocation Bonds, Series A (AGM), 5.60%, 11/01/25	$3,750	$3,765,225
Denair CA Unified School District, GO, Election of 2007, 0.00%, 8/01/41 (b)	4,260	1,602,356
Fremont Union High School District, GO, Refunding, 4.00%, 8/01/40	2,500	2,704,000
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/40	5,500	6,588,670
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,170	2,541,092
5.75%, 8/01/35	8,400	9,910,824
Golden Empire Schools Financing Authority, Refunding RB, Kern High School District Projects, 1.05%, 5/01/17 (c)	5,000	4,999,100
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/21 (a)	2,000	2,461,200
Imperial Irrigation District, Series A, Electric System Revenue, 5.13%, 11/01/18 (a)	8,000	8,679,520
Kern Community College District, GO, Safety Repair & Improvements, Series C:
5.25%, 11/01/32	5,715	6,968,528
5.75%, 11/01/34	12,085	15,149,635
Los Alamitos Unified School District, GO, Refunding, School Facilities Improvement, Series E, 5.25%, 8/01/39	3,700	4,434,968
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	12,422,520
Mount San Jacinto Community College District, GO, Series A, 5.00%, 8/01/35	3,565	4,264,524
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/35	10,000	11,215,300

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	$5,000	$5,352,900
Rio Elementary School District, GO, Series A, 5.25%, 8/01/40	5,865	6,948,031
Riverside Community College District Foundation, GO, Election of 2004 (a):
Series C (AGM), 5.00%, 8/01/17	8,750	9,034,200
Series C (NPFGC), 5.00%, 8/01/17	8,910	9,199,397
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.50%, 2/01/19 (a)	905	997,183
San Diego Unified School District, GO, CAB, Series C (b):
0.00%, 7/01/47	1,000	328,220
Election of 2008, 0.00%, 7/01/42	3,605	1,435,475
Election of 2008, 0.00%, 7/01/43	1,310	501,927
Election of 2008, 0.00%, 7/01/45	1,575	558,416
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A:
5.75%, 5/01/36	2,560	2,568,806
5.75%, 5/01/42	4,500	5,285,655
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 6/01/39	5,800	6,697,840
San Marcos Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A:
5.00%, 10/01/32	1,700	2,037,773
5.00%, 10/01/33	1,125	1,341,585
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/19 (a)	5,635	6,388,118
Sweetwater Union High School District, GO, Refunding, 4.00%, 8/01/42	5,000	5,371,800

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 8/01/41	$5,390	$6,323,117
Election of 2010, Series B, 5.50%, 8/01/39	3,195	3,886,430
Election of 2012, Series A, 5.50%, 8/01/39	2,500	3,041,025
Yuba Community College District, GO, Election of 2006, Series C, 0.00%, 8/01/38 (b)	5,150	2,426,526

		222,781,987
Education — 2.5%
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,269,475
University of California, Refunding RB:
Series AO, 5.00%, 5/15/40	5,430	6,426,676
Series AR, 5.00%, 5/15/41	2,360	2,820,342
Series AR, 5.00%, 5/15/46	3,600	4,282,164

		16,798,657
Health — 13.7%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 8/01/39	6,305	7,132,468
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	8,000	9,100,560
Providence Health Services, Series B, 5.50%, 10/01/39	4,130	4,604,702
Sutter Health, Series A, 5.00%, 11/15/41	2,275	2,666,277
Sutter Health, Series A, 5.25%, 11/15/46	7,500	7,513,200
Sutter Health, Series B, 6.00%, 8/15/42	9,655	11,264,778
California Health Facilities Financing Authority, Refunding RB, Series A:
Dignity Health, 6.00%, 7/01/34	3,700	4,142,853
Providence Health and Services, 5.00%, 10/01/38	10,970	12,911,251

2	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
California Health Facilities Financing Authority, Refunding RB, Series A (continued):
Providence St.Joseph Health, 4.00%, 10/01/47	$5,330	$5,597,193
St. Joseph Health System, 5.00%, 7/01/37	10,000	11,493,000
California Statewide Communities Development Authority, Refunding RB:
CHF Irvine LLC, 5.00%, 5/15/40	750	858,885
John Muir Health, Series A, 4.00%, 8/15/51	3,375	3,487,354
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	6,235	7,134,711
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/38	1,625	1,946,214

		89,853,446
State — 7.5%
State of California, GO:
Various Purposes, 6.00%, 3/01/33	5,000	5,803,550
Various Purposes, 6.00%, 4/01/38	27,765	30,972,413
Refunding, Veterans Bond, 4.00%, 12/01/40	4,000	4,311,960
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,141,338
Various Capital Projects, Series I, 5.50%, 11/01/33	2,015	2,451,510
State of California Public Works Board, RB, California State Prisons, Series C, 5.75%, 10/01/31	1,205	1,443,674

		49,124,445
Transportation — 21.5%
Alameda Corridor Transportation Authority, Refunding RB, Series B:
2nd Subordinate Lien, 5.00%, 10/01/36	2,035	2,370,429
2nd Subordinate Lien, 5.00%, 10/01/37	1,395	1,622,343
4.00%, 10/01/37	1,125	1,221,862

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	$9,650	$10,818,904
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series 34E (AGM), 5.75%, 5/01/22	4,950	5,283,580
2nd Series A, 5.00%, 5/01/29	6,435	7,479,465
City & County of San Francisco California Airports Commission, Refunding RB, AMT (AGM):
2nd Series 32, 5.75%, 5/01/18 (a)	2,290	2,452,613
Balance 2nd, 5.75%, 5/01/24	2,710	2,903,142
City of Los Angeles California Department of Airports, ARB:
AMT, Senior Series A, 5.00%, 5/15/40	3,830	4,412,543
AMT, Series D, 5.00%, 5/15/35	2,000	2,330,440
AMT, Series D, 5.00%, 5/15/36	1,500	1,741,650
Los Angeles International Airport, Senior Series D, 5.25%, 5/15/29	2,590	2,949,596
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
5.25%, 5/15/39	5,845	6,430,611
Senior, 5.00%, 5/15/40	5,000	5,624,750
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.25%, 3/01/23	3,785	4,346,013
6.25%, 3/01/34	1,400	1,661,982
City of San Jose California, Refunding RB, Series A (AMBAC), 5.00%, 3/01/37	8,000	8,096,800
County of Orange California, ARB, Series B, 5.75%, 7/01/34	6,345	6,554,004
County of Sacramento California, ARB:
Senior Series A (AGC), 5.50%, 7/01/41	8,200	8,791,302
Senior Series B, 5.75%, 7/01/39	2,650	2,848,326
Senior Series B, AMT (AGM), 5.75%, 7/01/28	13,275	14,296,113
Senior Series B, AMT (AGM), 5.25%, 7/01/33	18,000	19,177,560

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
County of Sacramento California, ARB (continued):
Senior Series B, AMT (AGM), 5.25%, 7/01/39	$4,995	$5,284,210
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 3/01/40	4,545	5,407,732
Port of Los Angeles California Harbor Department, RB, Series B, 5.25%, 8/01/19 (a)	5,530	6,172,531
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 8/01/44	500	572,390

		140,850,891
Utilities — 23.4%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	2,200	2,559,920
City of Los Angeles California Department of Water & Power, RB, Series A:
5.38%, 7/01/38	9,375	10,224,281
5.00%, 7/01/41	1,705	2,032,190
City of Los Angeles California Department of Water & Power, Refunding RB, Series A:
5.25%, 7/01/39	16,000	18,561,920
5.00%, 7/01/46	1,845	2,194,093
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A, 5.00%, 6/01/28	2,000	2,261,940
City of San Francisco California Public Utilities Commission Water Revenue, RB:
Series A, 5.00%, 11/01/39	5,245	6,164,501
Series B, 5.00%, 11/01/19 (a)	10,000	11,184,400
County of Kern California Water Agency Improvement District No. 4, Refunding RB, Series A (AGM):
4.00%, 5/01/35	1,460	1,591,254
4.00%, 5/01/36	1,430	1,553,609
County of Los Angeles Sanitation Districts Financing Authority, Refunding RB, Series A, 4.00%, 10/01/42 (d)	6,935	7,425,651

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
County of Sacramento California Sanitation Districts Financing Authority, RB (NPFGC), 5.00%, 12/01/36	$1,010	$1,013,676
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 8/01/41	4,000	4,712,400
East Bay California Municipal Utility District Wastewater System Revenue, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/17 (a)	17,015	17,445,139
East Bay California Municipal Utility District Water System Revenue, Refunding RB (a):
Series A (NPFGC), 5.00%, 6/01/17	6,670	6,838,618
Sub-Series A (AGM), 5.00%, 6/01/17	10,000	10,252,800
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/18 (a)	2,505	2,677,945
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	10,000	11,809,800
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/19 (a)	11,600	12,258,351
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B, 5.50%, 8/01/19 (a)	8,000	8,978,960
San Juan Water District, Refunding RB, San Juan & Citrus Heights, 5.25%, 2/01/33	7,325	8,634,930
Santa Clara Valley Water District, Refunding RB, Series A, 5.00%, 6/01/46	3,000	3,563,100

		153,939,478
Total Municipal Bonds — 105.3%		690,810,606

4	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California — 59.0%
County/City/Special District/School District — 30.0%
County of Alameda California Joint Powers Authority, Refunding LRB (AGM), 5.00%, 12/01/17 (a)	$13,180	$13,750,298
County of San Luis Obispo Community College District, GO, Refunding, Election of 2014, Series A, 4.00%, 8/01/40	6,585	7,125,082
County of San Mateo California Community College District, GO, Series A, 5.00%, 9/01/45	17,615	20,885,874
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/17 (a)	16,530	17,065,737
Foothill-De Anza Community College District, GO, Series C, 5.00%, 8/01/21 (a)	40,000	47,179,200
Los Angeles Community College District California, GO (a):
Election of 2001, Series A (NPFGC), 5.00%, 8/01/17	6,647	6,862,886
Election of 2001, Series E-1, 5.00%, 8/01/18	11,770	12,615,792
Election of 2003, Series F-1, 5.00%, 8/01/18	10,000	10,718,600
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	9,596	10,899,850
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	15,140	17,875,798
Southwestern Community College District, GO, Election of 2008, Series D, 5.00%, 8/01/44	10,820	12,765,977
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 8/01/40	17,000	18,697,620

		196,442,714
Education — 5.8%
University of California, RB:
Series AM, 5.25%, 5/15/44	10,210	12,182,368
Series O, 5.75%, 5/15/19 (a)	11,193	12,533,348
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	6,001	7,197,807

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California (continued)
Education (continued)
University of California, Refunding RB (continued):
Series AF, 5.00%, 5/15/39	$5,000	$5,851,600

		37,765,123
Health — 11.9%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 8/15/52	14,520	16,519,985
California Health Facilities Financing Authority, Refunding RB:
Lucile Salter Packard Childern’s Hospital, Series B, 5.00%, 8/15/55	4,500	5,195,925
Sutter Health, Series A, 5.00%, 8/15/43	19,425	22,487,331
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	19,070	21,688,311
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 5/15/41	10,375	12,254,947

		78,146,499
Transportation — 3.3%
City of Los Angeles California Department of Airports, RB, Senior Revenue, Series A, AMT, 5.00%, 5/15/40	5,500	6,336,550
City of Los Angeles California Department of Airports, Series D, AMT, 5.00%, 5/15/41	13,331	15,359,159

		21,695,709
Utilities — 8.0%
City of Los Angeles California Wastewater System, RB, Green Bonds, Series A, 5.00%, 6/01/44	13,790	16,332,738
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM), 5.00%, 5/01/18 (a)	16,740	17,786,250
East Bay California Municipal Utility District Water System Revenue, RB, Series C, 5.00%, 6/01/44	11,000	13,106,390

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California (continued)
Utilities (continued)
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	$5,008	$5,362,028

		52,587,406
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 59.0%		386,637,451
Total Long-Term Investments (Cost — $1,005,581,574) — 164.3%		1,077,448,057

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.44% (f)(g)	4,572,521	$4,572,978
Total Short-Term Securities (Cost — $4,572,521) — 0.7%		4,572,978
Total Investments (Cost — $1,010,154,095*) — 165.0%		1,082,021,035
Other Assets Less Liabilities — 0.6%		4,112,263
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.9)%		(176,170,511)
VMTP Shares, at Liquidation Value — (38.7)%		(254,000,000)

Net Assets Applicable to Common Shares — 100.0%		$655,962,787

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$834,660,511

Gross unrealized appreciation	$73,439,091
Gross unrealized depreciation	(1,934,895)

Net unrealized appreciation	$71,504,196

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Zero-coupon bond.

(c)	Variable rate security. Rate as of period end.

(d)	When-issued security.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	During the period ended October 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	4,572,521	4,572,521	$4,572,978	$4,315	$12

(g)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(17)	5-Year U.S. Treasury Note	December 2016	$2,053,547	$10,881
(108)	10-Year U.S. Treasury Note	December 2016	$13,999,500	187,953
(73)	Long U.S. Treasury Bond	December 2016	$11,878,469	414,315
(23)	Ultra U.S. Treasury Bond	December 2016	$4,046,562	183,242
Total				$796,391

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	ARB	Airport Revenue Bonds	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	CAB	Capital Appreciation Bonds	LRB	Lease Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	CHF	Swiss Franc	NPFGC	National Public Finance Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)	COP	Certificates of Participation	RB	Revenue Bonds

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$1,077,448,057	—	$1,077,448,057
Short Term Securities	$4,572,978	—	—	4,572,978

Total	$4,572,978	$1,077,448,057		$1,082,021,035

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$796,391	—	—	$796,391

[1]    See above Schedule of Investments for values in each sector.

[2]    Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$539,500	—	—	$539,500
Liabilities:
Bank overdraft	—	$(346,178)	—	(346,178)
TOB Trust Certificates	—	(175,856,328)	—	(175,856,328)
VMTP Shares at Liquidation Value	—	(254,000,000)	—	(254,000,000)

Total	$539,500	$(430,202,506)	—	$(429,663,006)

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2016	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 20, 2016